Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule of components of deferred tax assets and liabilities
	Years Ended December 31,
	2013	2012
Deferred Tax Liability:
Furniture, fixtures, equipment and intangibles	$(48,716)	$(64,437)
Other	(17,105)	(10,162)
Warrants	(997,596)	(627,056)
Deferred Tax Assets:
Stock options for services	1,230,522	1,049,578
Net operating loss carry-forward	3,927,921	3,237,128
Reserve for future charge backs	26,037	16,674
Valuation allowance	(4,121,063)	(3,601,725)
Net deferred tax assets (liabilities)	$-	$-

Summary of reconciliation of federal income tax provision from continuing operations at statutory rate
	Year Ended December 31,
	2013	2012
Federal income tax benefit at statutory rate	$(1,385,270)	$(1,410,724)
Increase (decrease) in income taxes resulting from:
State and local income taxes	854,100	(598,095)
Change in deferred tax asset valuation allowance	519,337	1,994,482
Stock based compensation	-	-
Non-deductible expenses	11,833	14,337
Other	-	-
Income Tax Expense	$-	$-